Summary of Significant Accounting Policies - Summary of Significant Investments in Subsidiaries (Parenthetical) (Detail) - Cresco Labs Michigan, LLC [Member]	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subisdiaries	85.00%
Within the Management of the Company [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subisdiaries	85.00%